Sparrow Funds

Sparrow Growth Fund

Incorporated herein by reference is the definitive version of the prospectus for the Sparrow Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 10, 2020 (SEC Accession No. 0001162044-20-000022).